Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of other benefits of members of the board of directors (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Board directors
Other benefits
Advances	€ 0	€ 0
Pension funds and plans: Endowments and/or contributions	1,055	946
Pension funds and plans: Accumulated rights	66,792	64,895
Life insurance premiums	563	769
Guarantees provided for directors	0	0
Former board directors
Other benefits
Pension funds and plans: Accumulated rights	46,275	48,388
Loan commitments granted | Board directors
Other benefits
Loans granted	€ 144	€ 133